Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	$ 1,530,905,876	$ 705,662,245	$ 744,778,813
Net cash flows from (used in) investing activities	(696,099,404)	(86,238,337)	455,571,379
Net cash flows from (used in) financing activities	(1,033,193,319)	(934,235,643)	(628,656,359)
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	1,530,905,876	705,662,245	744,778,813
Net cash flows from (used in) investing activities	(696,099,404)	(86,238,337)	455,571,379
Net cash flows from (used in) financing activities	(1,033,193,319)	(934,235,643)	(628,656,359)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	1,536,637,041	940,980,864	689,196,260
Net cash flows from (used in) investing activities	(825,484,908)	(589,841,542)	(990,157,962)
Net cash flows from (used in) financing activities	(665,526,190)	(155,850,946)	315,350,620
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	58,550,733	96,049,904	91,074,469
Net cash flows from (used in) investing activities	(68,767,691)	(99,120,863)	(98,077,760)
Net cash flows from (used in) financing activities	10,434,579	8,624,953	9,965,731
Material reconciling items [member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	(64,281,898)	(331,368,523)	(35,491,916)
Net cash flows from (used in) investing activities	198,153,195	602,724,068	1,543,807,101
Net cash flows from (used in) financing activities	$ (378,101,708)	$ (787,009,650)	$ (953,972,710)